RELATED PARTY TRANSACTIONS (Related Party transactions) (Details) - Loto Interactive Information Technology (Shenzhen) Limited [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
RELATED PARTY TRANSACTIONS
Amount	$ 9,108	$ 0
Data Center Operation
RELATED PARTY TRANSACTIONS
Amount	$ 9,108	$ 0